Subsequent Events (Details Narrative)											3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 05, 2026 shares	Jul. 01, 2026 $ / shares	Mar. 16, 2026 MYR (RM) shares	Mar. 12, 2026	Jan. 23, 2026 shares	Jan. 12, 2026 $ / shares	Jan. 08, 2026 MYR (RM) RM / shares shares	Dec. 22, 2025 USD ($)	Dec. 22, 2025 MYR (RM)	Sep. 11, 2025	Mar. 31, 2025 USD ($)	Jun. 30, 2026 $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)
Subsequent Event [Line Items]
Preferred stock, dividend rate												6.00%	6.00%	6.00%
Cash | $													$ 3,505,000	$ 93,000
Cash consideration | $													$ (125,000)
Future NRG Sdn. Bhd. [Member] | Solid Orient Holdings [Member]
Subsequent Event [Line Items]
Equity method investment interest								100.00%	100.00%				100.00%	100.00%
Share Sale Agreements [Member] | Future NRG Sdn. Bhd. [Member]
Subsequent Event [Line Items]
Disposal ordinary shares | shares	2,520,000		28,000,000
Cash | RM			RM 15,200,000
Share Sale Agreements [Member] | Future NRG Sdn. Bhd. [Member] | Perfect Energy Sdn Bhd [Member]
Subsequent Event [Line Items]
Shares issued | shares			15,400,000
Aggregate consideration amount | RM			RM 8,360,000
Share Sale Agreements [Member] | Future NRG Sdn. Bhd. [Member] | Antbiz Sdn Bhd [Member]
Subsequent Event [Line Items]
Shares issued | shares			7,000,000
Aggregate consideration amount | RM			RM 3,800,000
Share Sale Agreements [Member] | Future NRG Sdn. Bhd. [Member] | Solid Orient Holdings Sdn. Bhd. [Member]
Subsequent Event [Line Items]
Cash consideration | RM							RM 46,700,000
Share Sale Agreements [Member] | Future NRG Sdn. Bhd. [Member] | Multiple Purchasers [Member]
Subsequent Event [Line Items]
Shares issued | shares			5,600,000
Aggregate consideration amount | RM			RM 3,040,000.00
Share Sale Arrangements [Member] | Future NRG Sdn. Bhd. [Member]
Subsequent Event [Line Items]
Issue price | RM / shares							RM 1.00
Issue of common stock on Securities Purchase Agreement, shares | shares					10,500,000		46,700,000
Disposal of equity interest								$ 2,585,620	RM 10,500,000
Share Sale Arrangements [Member] | Future NRG Sdn. Bhd. [Member] | Minimum [Member] | Solid Orient Holdings [Member]
Subsequent Event [Line Items]
Equity method investment interest							18.36%
Share Sale Arrangements [Member] | Future NRG Sdn. Bhd. [Member] | Multiple Purchasers [Member]
Subsequent Event [Line Items]
Equity interest			20.00%
Share Sale Arrangements [Member] | Future NRG Sdn. Bhd. [Member] | Perfect Energy Sdn Bhd [Member]
Subsequent Event [Line Items]
Equity interest			55.00%
Share Sale Arrangements [Member] | Future NRG Sdn. Bhd. [Member] | Antbiz Sdn Bhd [Member]
Subsequent Event [Line Items]
Equity interest			25.00%
Share Sale Arrangements [Member] | Future NRG Sdn. Bhd. [Member] | Solid Orient Holdings [Member]
Subsequent Event [Line Items]
Equity interest								100.00%	100.00%
Share Sale Arrangements [Member] | Future NRG Sdn. Bhd. [Member] | Solid Orient Holdings [Member] | Minimum [Member]
Subsequent Event [Line Items]
Equity interest							100.00%
Share Sale Arrangements [Member] | Future NRG Sdn. Bhd. [Member] | Solid Orient Holdings [Member] | Maximum [Member]
Subsequent Event [Line Items]
Equity interest							18.36%
Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock, dividend rate		6.00%
Dividends preferred stock date declared		Jul. 01, 2026
Preferred Stock, Dividends Per Share, Declared | $ / shares		$ 0.0015
Dividends preferred stock paid date		Aug. 01, 2026
Dividends preferred stock date of record		Jul. 23, 2026
Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Issue price | $ / shares						$ 0.15						$ 10.00	$ 10.00
Preferred stock, dividend rate						6.00%				6.00%		6.00%	6.00%	6.00%
Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock, dividend rate				6.00%